Impairment test on Property, plant and equipment (Narrative) (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Discount Rate, Percent Change, Immaterially	1.00%
Forward Price Estimate, Percent Change, Immaterially	5.00%
Impairment losses | $	$ 0
Colombia
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Discount rate	10.00%
Ecuador
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Discount rate	18.00%
2025
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent price	$ 74.13
2026
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent price	74.95
2027
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent price	76.72
2028
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent price	78.27
2029
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Brent price	$ 79.83